SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of ordinary shares reserved for future issuance

	As of December 31,
	2022	2021
Ordinary shares	47,737,868	44,924,039
Outstanding share options and RSUs	4,617,018	6,302,344
Shares available for future grants under the 2021 plan	6,243,273	5,087,335
Shares subject to the employee share purchase plan	721,469	194,625
Total	59,319,628	56,508,343

Schedule of share option activity

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value

Outstanding — January 1, 2022	6,204,605	$13.53	7.21	$1,831,568
Granted (*)	406,575	$192.91
Exercised	(2,693,614)	$2.28
Expired and forfeited	(117,542)	$48.88
Outstanding — December 31, 2022	3,800,024	$39.6	7.46	$347,627
Exercisable — December 31, 2022 (*)	2,126,460	$19.4	6.86	$223,393

(*) Includes 91,344 performance options granted to the Company’s Co-CEOs.

Schedule of unvested restricted stock units

	Number of Units	Weighted-Average Fair Value
Balance at January 1, 2022	97,739	$278.46
Granted	865,528	$116.16
Vested	(81,976)	$182.21
Canceled	(64,297)	$149.96
Balance at December 31, 2022	816,994	$126.29

Schedule of share-based compensation expense

	Year ended December 31,
	2022	2021	2020
Cost of revenues	$10,406	$7,681	$2,720
Research and development	32,957	21,779	12,142
Sales and marketing	33,457	23,135	10,068
General and administrative *)	28,100	20,934	39,415
Share-based compensation, net of amounts capitalized	$104,920	$73,529	$64,345
Capitalized share-based compensation expense	2,282	1,522	380
Total share-based compensation	$107,202	$75,051	$64,725

*) Share-based compensation expenses in 2020 includes costs related to the fair value of fully vested options granted to the Company’s Co-CEO in December 2020 in the amount of $30,424.